N-4	Apr. 17, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT II
Entity Central Index Key	0000356514
Entity Investment Company Type	N-4
Document Period End Date	Apr. 17, 2025
Amendment Flag	false
Nationwide Destination B (2.0) | NationwideLifetimeIncomeRiderPlusMaxMember
Prospectus:
Operation of Benefit [Text Block]	This Rate Sheet Supplement should be read and retained with the prospectus for Nationwide DestinationSM [B] 2.0. This Rate Sheet Supplement replaces and supersedes any previous Rate Sheet Supplement and must be used in conjunction with the prospectus. If you need another copy of the prospectus please contact Nationwide's Service Center at 1-800-848-6331.Nationwide is issuing this Rate Sheet Supplement to provide the current:•Roll-up Interest Rates, Roll-up Crediting Periods, and Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Rider Plus Core and Joint Option for the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated and Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max and Joint Option for the Nationwide Lifetime Income Rider Plus Max; and•Interest Anniversary Rate for the Combination Enhanced Death Benefit III Option. The Roll-up Interest Rates, Roll-up Crediting Periods, Lifetime Withdrawal Percentages, and the Interest Anniversary Rate provided below apply to applications signed on or after May 1, 2025. It is important that you have the most current Rate Sheet Supplement as of the date you sign the application. This Rate Sheet Supplement has no specified end date and can be superseded at any time. If Nationwide supersedes this Rate Sheet Supplement with a new Rate Sheet Supplement, the new Rate Sheet Supplement will be filed a minimum of 10 business days prior to its effective date.If your application is signed on or after the date shown above, and a new Rate Sheet Supplement is filed with an effective date on or before the date the contract is issued, then based on the optional benefit elected the following will apply:•If the Roll-up Interest Rate increased, then the higher Roll-up Interest Rate in effect on the date the contract is issued will be applied to the contract.•If the applicable Lifetime Withdrawal Percentages increased, then the higher Lifetime Withdrawal Percentages in effect on the date the contract is issued will be applied to the contract.•However, if the Roll-up Interest Rate decreased, or any applicable Lifetime Withdrawal Percentages decreased, then the Roll-up Interest Rate and Lifetime Withdrawal Percentages in effect on the date the application is signed will be applied to the contract.Note: The rate comparison process described above does not include consideration of any change in the Roll-up Crediting Period; for applicable benefits, the Lifetime Withdrawal Percentages that apply once Contract Value reaches $0; or, the Interest Anniversary Rate. Therefore, for example, if both the Roll-up Interest Rate increased and the applicable Lifetime Withdrawal Percentages increased, but the Roll-up Crediting Period decreased, then the higher Roll-up Interest Rate, higher Lifetime Withdrawal Percentages, and shorter Roll-up Crediting Period in effect on the date the contract is issued will be applied to the contract.If your application was signed prior to the date shown above, please refer to your contract for the Roll-up Interest Rate, Roll-up Crediting Period, Lifetime Withdrawal Percentages, and/or the Interest Anniversary Rate that are applicable to your contract, or contact Nationwide's Service Center. All Rate Sheet Supplements are available by contacting the Service Center, and also are available at https://nationwide.onlineprospectus.net/NW/vaproducts/ or on the EDGAR system at www.sec.gov (file number: 333-177439).Nationwide Lifetime Income Rider Plus Core and Joint Option for the Nationwide Lifetime Income Rider Plus Core
Roll-up Interest Rate	Roll-up Crediting Period
8.00%	10 Years
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Rider Plus Core's Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Rider Plus Core's Lifetime Withdrawal Percentages*
45 through 49	3.55%	3.20%
50 through 54	3.55%	3.20%
55 through 59	3.55%	3.20%
60 through 64	4.75%	4.35%
65 through 69	6.10%	5.70%
70 through 74	6.30%	5.90%
75 through 79	6.50%	6.10%
80 and older	6.65%	6.25%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 80.Nationwide Lifetime Income Rider Plus Accelerated and Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated
Roll-up Interest Rate	Roll-up Crediting Period
8.00%	10 Years
	Nationwide Lifetime Income Rider Plus Accelerated's Lifetime Withdrawal Percentages*		Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated's Lifetime Withdrawal Percentages*
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Contract Value Greater Than $0	Once Contract Value Reaches $0	Contract Value Greater Than $0	Once Contract Value Reaches $0
45 through 49	4.40%	3.00%	4.10%	3.00%
50 through 54	4.40%	3.00%	4.10%	3.00%
55 through 59	4.40%	3.00%	4.10%	3.00%
60 through 64	5.65%	3.00%	5.25%	3.00%
65 through 69	7.50%	4.50%	7.10%	4.25%
70 through 74	7.75%	4.50%	7.35%	4.25%
75 through 79	7.85%	4.50%	7.45%	4.25%
80 and older	7.95%	4.50%	7.55%	4.25%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.Nationwide Lifetime Income Rider Plus Max and Joint Option for the Nationwide Lifetime Income Rider Plus Max
Roll-up Interest Rate	Roll-up Crediting Period
8.00%	10 Years
	Nationwide Lifetime Income Rider Plus Max's Lifetime Withdrawal Percentages*		Joint Option for the Nationwide Lifetime Income Rider Plus Max's Lifetime Withdrawal Percentages*
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Contract Value Greater Than $0	Once Contract Value Reaches $0	Contract Value Greater Than $0	Once Contract Value Reaches $0
45 through 49	4.40%	3.00%	4.10%	3.00%
50 through 54	4.40%	3.00%	4.10%	3.00%
55 through 59	4.40%	3.00%	4.10%	3.00%
60 through 64	5.65%	3.00%	5.25%	3.00%
65 through 69	8.50%	3.50%	8.10%	3.25%
70 through 74	8.75%	3.50%	8.35%	3.25%
75 through 79	9.00%	3.50%	8.60%	3.25%
80 and older	9.10%	3.50%	8.70%	3.25%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 80.
Nationwide Destination B (2.0) | JointOptionfortheNationwideLifetimeIncomeRiderPlusAcceleratedMember
Prospectus:
Operation of Benefit [Text Block]	This Rate Sheet Supplement should be read and retained with the prospectus for Nationwide DestinationSM [B] 2.0. This Rate Sheet Supplement replaces and supersedes any previous Rate Sheet Supplement and must be used in conjunction with the prospectus. If you need another copy of the prospectus please contact Nationwide's Service Center at 1-800-848-6331.Nationwide is issuing this Rate Sheet Supplement to provide the current:•Roll-up Interest Rates, Roll-up Crediting Periods, and Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Rider Plus Core and Joint Option for the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated and Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max and Joint Option for the Nationwide Lifetime Income Rider Plus Max; and•Interest Anniversary Rate for the Combination Enhanced Death Benefit III Option. The Roll-up Interest Rates, Roll-up Crediting Periods, Lifetime Withdrawal Percentages, and the Interest Anniversary Rate provided below apply to applications signed on or after May 1, 2025. It is important that you have the most current Rate Sheet Supplement as of the date you sign the application. This Rate Sheet Supplement has no specified end date and can be superseded at any time. If Nationwide supersedes this Rate Sheet Supplement with a new Rate Sheet Supplement, the new Rate Sheet Supplement will be filed a minimum of 10 business days prior to its effective date.If your application is signed on or after the date shown above, and a new Rate Sheet Supplement is filed with an effective date on or before the date the contract is issued, then based on the optional benefit elected the following will apply:•If the Roll-up Interest Rate increased, then the higher Roll-up Interest Rate in effect on the date the contract is issued will be applied to the contract.•If the applicable Lifetime Withdrawal Percentages increased, then the higher Lifetime Withdrawal Percentages in effect on the date the contract is issued will be applied to the contract.•However, if the Roll-up Interest Rate decreased, or any applicable Lifetime Withdrawal Percentages decreased, then the Roll-up Interest Rate and Lifetime Withdrawal Percentages in effect on the date the application is signed will be applied to the contract.Note: The rate comparison process described above does not include consideration of any change in the Roll-up Crediting Period; for applicable benefits, the Lifetime Withdrawal Percentages that apply once Contract Value reaches $0; or, the Interest Anniversary Rate. Therefore, for example, if both the Roll-up Interest Rate increased and the applicable Lifetime Withdrawal Percentages increased, but the Roll-up Crediting Period decreased, then the higher Roll-up Interest Rate, higher Lifetime Withdrawal Percentages, and shorter Roll-up Crediting Period in effect on the date the contract is issued will be applied to the contract.If your application was signed prior to the date shown above, please refer to your contract for the Roll-up Interest Rate, Roll-up Crediting Period, Lifetime Withdrawal Percentages, and/or the Interest Anniversary Rate that are applicable to your contract, or contact Nationwide's Service Center. All Rate Sheet Supplements are available by contacting the Service Center, and also are available at https://nationwide.onlineprospectus.net/NW/vaproducts/ or on the EDGAR system at www.sec.gov (file number: 333-177439).Nationwide Lifetime Income Rider Plus Core and Joint Option for the Nationwide Lifetime Income Rider Plus Core
Roll-up Interest Rate	Roll-up Crediting Period
8.00%	10 Years
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Rider Plus Core's Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Rider Plus Core's Lifetime Withdrawal Percentages*
45 through 49	3.55%	3.20%
50 through 54	3.55%	3.20%
55 through 59	3.55%	3.20%
60 through 64	4.75%	4.35%
65 through 69	6.10%	5.70%
70 through 74	6.30%	5.90%
75 through 79	6.50%	6.10%
80 and older	6.65%	6.25%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 80.Nationwide Lifetime Income Rider Plus Accelerated and Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated
Roll-up Interest Rate	Roll-up Crediting Period
8.00%	10 Years
	Nationwide Lifetime Income Rider Plus Accelerated's Lifetime Withdrawal Percentages*		Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated's Lifetime Withdrawal Percentages*
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Contract Value Greater Than $0	Once Contract Value Reaches $0	Contract Value Greater Than $0	Once Contract Value Reaches $0
45 through 49	4.40%	3.00%	4.10%	3.00%
50 through 54	4.40%	3.00%	4.10%	3.00%
55 through 59	4.40%	3.00%	4.10%	3.00%
60 through 64	5.65%	3.00%	5.25%	3.00%
65 through 69	7.50%	4.50%	7.10%	4.25%
70 through 74	7.75%	4.50%	7.35%	4.25%
75 through 79	7.85%	4.50%	7.45%	4.25%
80 and older	7.95%	4.50%	7.55%	4.25%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.Nationwide Lifetime Income Rider Plus Max and Joint Option for the Nationwide Lifetime Income Rider Plus Max
Roll-up Interest Rate	Roll-up Crediting Period
8.00%	10 Years
	Nationwide Lifetime Income Rider Plus Max's Lifetime Withdrawal Percentages*		Joint Option for the Nationwide Lifetime Income Rider Plus Max's Lifetime Withdrawal Percentages*
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Contract Value Greater Than $0	Once Contract Value Reaches $0	Contract Value Greater Than $0	Once Contract Value Reaches $0
45 through 49	4.40%	3.00%	4.10%	3.00%
50 through 54	4.40%	3.00%	4.10%	3.00%
55 through 59	4.40%	3.00%	4.10%	3.00%
60 through 64	5.65%	3.00%	5.25%	3.00%
65 through 69	8.50%	3.50%	8.10%	3.25%
70 through 74	8.75%	3.50%	8.35%	3.25%
75 through 79	9.00%	3.50%	8.60%	3.25%
80 and older	9.10%	3.50%	8.70%	3.25%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 80.
Nationwide Destination B (2.0) | NationwideLifetimeIncomeRiderPlusAcceleratedMember
Prospectus:
Operation of Benefit [Text Block]	This Rate Sheet Supplement should be read and retained with the prospectus for Nationwide DestinationSM [B] 2.0. This Rate Sheet Supplement replaces and supersedes any previous Rate Sheet Supplement and must be used in conjunction with the prospectus. If you need another copy of the prospectus please contact Nationwide's Service Center at 1-800-848-6331.Nationwide is issuing this Rate Sheet Supplement to provide the current:•Roll-up Interest Rates, Roll-up Crediting Periods, and Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Rider Plus Core and Joint Option for the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated and Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max and Joint Option for the Nationwide Lifetime Income Rider Plus Max; and•Interest Anniversary Rate for the Combination Enhanced Death Benefit III Option. The Roll-up Interest Rates, Roll-up Crediting Periods, Lifetime Withdrawal Percentages, and the Interest Anniversary Rate provided below apply to applications signed on or after May 1, 2025. It is important that you have the most current Rate Sheet Supplement as of the date you sign the application. This Rate Sheet Supplement has no specified end date and can be superseded at any time. If Nationwide supersedes this Rate Sheet Supplement with a new Rate Sheet Supplement, the new Rate Sheet Supplement will be filed a minimum of 10 business days prior to its effective date.If your application is signed on or after the date shown above, and a new Rate Sheet Supplement is filed with an effective date on or before the date the contract is issued, then based on the optional benefit elected the following will apply:•If the Roll-up Interest Rate increased, then the higher Roll-up Interest Rate in effect on the date the contract is issued will be applied to the contract.•If the applicable Lifetime Withdrawal Percentages increased, then the higher Lifetime Withdrawal Percentages in effect on the date the contract is issued will be applied to the contract.•However, if the Roll-up Interest Rate decreased, or any applicable Lifetime Withdrawal Percentages decreased, then the Roll-up Interest Rate and Lifetime Withdrawal Percentages in effect on the date the application is signed will be applied to the contract.Note: The rate comparison process described above does not include consideration of any change in the Roll-up Crediting Period; for applicable benefits, the Lifetime Withdrawal Percentages that apply once Contract Value reaches $0; or, the Interest Anniversary Rate. Therefore, for example, if both the Roll-up Interest Rate increased and the applicable Lifetime Withdrawal Percentages increased, but the Roll-up Crediting Period decreased, then the higher Roll-up Interest Rate, higher Lifetime Withdrawal Percentages, and shorter Roll-up Crediting Period in effect on the date the contract is issued will be applied to the contract.If your application was signed prior to the date shown above, please refer to your contract for the Roll-up Interest Rate, Roll-up Crediting Period, Lifetime Withdrawal Percentages, and/or the Interest Anniversary Rate that are applicable to your contract, or contact Nationwide's Service Center. All Rate Sheet Supplements are available by contacting the Service Center, and also are available at https://nationwide.onlineprospectus.net/NW/vaproducts/ or on the EDGAR system at www.sec.gov (file number: 333-177439).Nationwide Lifetime Income Rider Plus Core and Joint Option for the Nationwide Lifetime Income Rider Plus Core
Roll-up Interest Rate	Roll-up Crediting Period
8.00%	10 Years
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Rider Plus Core's Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Rider Plus Core's Lifetime Withdrawal Percentages*
45 through 49	3.55%	3.20%
50 through 54	3.55%	3.20%
55 through 59	3.55%	3.20%
60 through 64	4.75%	4.35%
65 through 69	6.10%	5.70%
70 through 74	6.30%	5.90%
75 through 79	6.50%	6.10%
80 and older	6.65%	6.25%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 80.Nationwide Lifetime Income Rider Plus Accelerated and Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated
Roll-up Interest Rate	Roll-up Crediting Period
8.00%	10 Years
	Nationwide Lifetime Income Rider Plus Accelerated's Lifetime Withdrawal Percentages*		Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated's Lifetime Withdrawal Percentages*
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Contract Value Greater Than $0	Once Contract Value Reaches $0	Contract Value Greater Than $0	Once Contract Value Reaches $0
45 through 49	4.40%	3.00%	4.10%	3.00%
50 through 54	4.40%	3.00%	4.10%	3.00%
55 through 59	4.40%	3.00%	4.10%	3.00%
60 through 64	5.65%	3.00%	5.25%	3.00%
65 through 69	7.50%	4.50%	7.10%	4.25%
70 through 74	7.75%	4.50%	7.35%	4.25%
75 through 79	7.85%	4.50%	7.45%	4.25%
80 and older	7.95%	4.50%	7.55%	4.25%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.Nationwide Lifetime Income Rider Plus Max and Joint Option for the Nationwide Lifetime Income Rider Plus Max
Roll-up Interest Rate	Roll-up Crediting Period
8.00%	10 Years
	Nationwide Lifetime Income Rider Plus Max's Lifetime Withdrawal Percentages*		Joint Option for the Nationwide Lifetime Income Rider Plus Max's Lifetime Withdrawal Percentages*
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Contract Value Greater Than $0	Once Contract Value Reaches $0	Contract Value Greater Than $0	Once Contract Value Reaches $0
45 through 49	4.40%	3.00%	4.10%	3.00%
50 through 54	4.40%	3.00%	4.10%	3.00%
55 through 59	4.40%	3.00%	4.10%	3.00%
60 through 64	5.65%	3.00%	5.25%	3.00%
65 through 69	8.50%	3.50%	8.10%	3.25%
70 through 74	8.75%	3.50%	8.35%	3.25%
75 through 79	9.00%	3.50%	8.60%	3.25%
80 and older	9.10%	3.50%	8.70%	3.25%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 80.
Nationwide Destination B (2.0) | JointOptionfortheNationwideLifetimeIncomeRiderPlusCoreMember
Prospectus:
Operation of Benefit [Text Block]	This Rate Sheet Supplement should be read and retained with the prospectus for Nationwide DestinationSM [B] 2.0. This Rate Sheet Supplement replaces and supersedes any previous Rate Sheet Supplement and must be used in conjunction with the prospectus. If you need another copy of the prospectus please contact Nationwide's Service Center at 1-800-848-6331.Nationwide is issuing this Rate Sheet Supplement to provide the current:•Roll-up Interest Rates, Roll-up Crediting Periods, and Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Rider Plus Core and Joint Option for the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated and Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max and Joint Option for the Nationwide Lifetime Income Rider Plus Max; and•Interest Anniversary Rate for the Combination Enhanced Death Benefit III Option. The Roll-up Interest Rates, Roll-up Crediting Periods, Lifetime Withdrawal Percentages, and the Interest Anniversary Rate provided below apply to applications signed on or after May 1, 2025. It is important that you have the most current Rate Sheet Supplement as of the date you sign the application. This Rate Sheet Supplement has no specified end date and can be superseded at any time. If Nationwide supersedes this Rate Sheet Supplement with a new Rate Sheet Supplement, the new Rate Sheet Supplement will be filed a minimum of 10 business days prior to its effective date.If your application is signed on or after the date shown above, and a new Rate Sheet Supplement is filed with an effective date on or before the date the contract is issued, then based on the optional benefit elected the following will apply:•If the Roll-up Interest Rate increased, then the higher Roll-up Interest Rate in effect on the date the contract is issued will be applied to the contract.•If the applicable Lifetime Withdrawal Percentages increased, then the higher Lifetime Withdrawal Percentages in effect on the date the contract is issued will be applied to the contract.•However, if the Roll-up Interest Rate decreased, or any applicable Lifetime Withdrawal Percentages decreased, then the Roll-up Interest Rate and Lifetime Withdrawal Percentages in effect on the date the application is signed will be applied to the contract.Note: The rate comparison process described above does not include consideration of any change in the Roll-up Crediting Period; for applicable benefits, the Lifetime Withdrawal Percentages that apply once Contract Value reaches $0; or, the Interest Anniversary Rate. Therefore, for example, if both the Roll-up Interest Rate increased and the applicable Lifetime Withdrawal Percentages increased, but the Roll-up Crediting Period decreased, then the higher Roll-up Interest Rate, higher Lifetime Withdrawal Percentages, and shorter Roll-up Crediting Period in effect on the date the contract is issued will be applied to the contract.If your application was signed prior to the date shown above, please refer to your contract for the Roll-up Interest Rate, Roll-up Crediting Period, Lifetime Withdrawal Percentages, and/or the Interest Anniversary Rate that are applicable to your contract, or contact Nationwide's Service Center. All Rate Sheet Supplements are available by contacting the Service Center, and also are available at https://nationwide.onlineprospectus.net/NW/vaproducts/ or on the EDGAR system at www.sec.gov (file number: 333-177439).Nationwide Lifetime Income Rider Plus Core and Joint Option for the Nationwide Lifetime Income Rider Plus Core
Roll-up Interest Rate	Roll-up Crediting Period
8.00%	10 Years
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Rider Plus Core's Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Rider Plus Core's Lifetime Withdrawal Percentages*
45 through 49	3.55%	3.20%
50 through 54	3.55%	3.20%
55 through 59	3.55%	3.20%
60 through 64	4.75%	4.35%
65 through 69	6.10%	5.70%
70 through 74	6.30%	5.90%
75 through 79	6.50%	6.10%
80 and older	6.65%	6.25%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 80.Nationwide Lifetime Income Rider Plus Accelerated and Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated
Roll-up Interest Rate	Roll-up Crediting Period
8.00%	10 Years
	Nationwide Lifetime Income Rider Plus Accelerated's Lifetime Withdrawal Percentages*		Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated's Lifetime Withdrawal Percentages*
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Contract Value Greater Than $0	Once Contract Value Reaches $0	Contract Value Greater Than $0	Once Contract Value Reaches $0
45 through 49	4.40%	3.00%	4.10%	3.00%
50 through 54	4.40%	3.00%	4.10%	3.00%
55 through 59	4.40%	3.00%	4.10%	3.00%
60 through 64	5.65%	3.00%	5.25%	3.00%
65 through 69	7.50%	4.50%	7.10%	4.25%
70 through 74	7.75%	4.50%	7.35%	4.25%
75 through 79	7.85%	4.50%	7.45%	4.25%
80 and older	7.95%	4.50%	7.55%	4.25%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.Nationwide Lifetime Income Rider Plus Max and Joint Option for the Nationwide Lifetime Income Rider Plus Max
Roll-up Interest Rate	Roll-up Crediting Period
8.00%	10 Years
	Nationwide Lifetime Income Rider Plus Max's Lifetime Withdrawal Percentages*		Joint Option for the Nationwide Lifetime Income Rider Plus Max's Lifetime Withdrawal Percentages*
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Contract Value Greater Than $0	Once Contract Value Reaches $0	Contract Value Greater Than $0	Once Contract Value Reaches $0
45 through 49	4.40%	3.00%	4.10%	3.00%
50 through 54	4.40%	3.00%	4.10%	3.00%
55 through 59	4.40%	3.00%	4.10%	3.00%
60 through 64	5.65%	3.00%	5.25%	3.00%
65 through 69	8.50%	3.50%	8.10%	3.25%
70 through 74	8.75%	3.50%	8.35%	3.25%
75 through 79	9.00%	3.50%	8.60%	3.25%
80 and older	9.10%	3.50%	8.70%	3.25%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 80.
Nationwide Destination B (2.0) | JointOptionfortheNationwideLifetimeIncomeRiderPlusMaxMember
Prospectus:
Operation of Benefit [Text Block]	This Rate Sheet Supplement should be read and retained with the prospectus for Nationwide DestinationSM [B] 2.0. This Rate Sheet Supplement replaces and supersedes any previous Rate Sheet Supplement and must be used in conjunction with the prospectus. If you need another copy of the prospectus please contact Nationwide's Service Center at 1-800-848-6331.Nationwide is issuing this Rate Sheet Supplement to provide the current:•Roll-up Interest Rates, Roll-up Crediting Periods, and Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Rider Plus Core and Joint Option for the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated and Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max and Joint Option for the Nationwide Lifetime Income Rider Plus Max; and•Interest Anniversary Rate for the Combination Enhanced Death Benefit III Option. The Roll-up Interest Rates, Roll-up Crediting Periods, Lifetime Withdrawal Percentages, and the Interest Anniversary Rate provided below apply to applications signed on or after May 1, 2025. It is important that you have the most current Rate Sheet Supplement as of the date you sign the application. This Rate Sheet Supplement has no specified end date and can be superseded at any time. If Nationwide supersedes this Rate Sheet Supplement with a new Rate Sheet Supplement, the new Rate Sheet Supplement will be filed a minimum of 10 business days prior to its effective date.If your application is signed on or after the date shown above, and a new Rate Sheet Supplement is filed with an effective date on or before the date the contract is issued, then based on the optional benefit elected the following will apply:•If the Roll-up Interest Rate increased, then the higher Roll-up Interest Rate in effect on the date the contract is issued will be applied to the contract.•If the applicable Lifetime Withdrawal Percentages increased, then the higher Lifetime Withdrawal Percentages in effect on the date the contract is issued will be applied to the contract.•However, if the Roll-up Interest Rate decreased, or any applicable Lifetime Withdrawal Percentages decreased, then the Roll-up Interest Rate and Lifetime Withdrawal Percentages in effect on the date the application is signed will be applied to the contract.Note: The rate comparison process described above does not include consideration of any change in the Roll-up Crediting Period; for applicable benefits, the Lifetime Withdrawal Percentages that apply once Contract Value reaches $0; or, the Interest Anniversary Rate. Therefore, for example, if both the Roll-up Interest Rate increased and the applicable Lifetime Withdrawal Percentages increased, but the Roll-up Crediting Period decreased, then the higher Roll-up Interest Rate, higher Lifetime Withdrawal Percentages, and shorter Roll-up Crediting Period in effect on the date the contract is issued will be applied to the contract.If your application was signed prior to the date shown above, please refer to your contract for the Roll-up Interest Rate, Roll-up Crediting Period, Lifetime Withdrawal Percentages, and/or the Interest Anniversary Rate that are applicable to your contract, or contact Nationwide's Service Center. All Rate Sheet Supplements are available by contacting the Service Center, and also are available at https://nationwide.onlineprospectus.net/NW/vaproducts/ or on the EDGAR system at www.sec.gov (file number: 333-177439).Nationwide Lifetime Income Rider Plus Core and Joint Option for the Nationwide Lifetime Income Rider Plus Core
Roll-up Interest Rate	Roll-up Crediting Period
8.00%	10 Years
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Rider Plus Core's Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Rider Plus Core's Lifetime Withdrawal Percentages*
45 through 49	3.55%	3.20%
50 through 54	3.55%	3.20%
55 through 59	3.55%	3.20%
60 through 64	4.75%	4.35%
65 through 69	6.10%	5.70%
70 through 74	6.30%	5.90%
75 through 79	6.50%	6.10%
80 and older	6.65%	6.25%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 80.Nationwide Lifetime Income Rider Plus Accelerated and Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated
Roll-up Interest Rate	Roll-up Crediting Period
8.00%	10 Years
	Nationwide Lifetime Income Rider Plus Accelerated's Lifetime Withdrawal Percentages*		Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated's Lifetime Withdrawal Percentages*
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Contract Value Greater Than $0	Once Contract Value Reaches $0	Contract Value Greater Than $0	Once Contract Value Reaches $0
45 through 49	4.40%	3.00%	4.10%	3.00%
50 through 54	4.40%	3.00%	4.10%	3.00%
55 through 59	4.40%	3.00%	4.10%	3.00%
60 through 64	5.65%	3.00%	5.25%	3.00%
65 through 69	7.50%	4.50%	7.10%	4.25%
70 through 74	7.75%	4.50%	7.35%	4.25%
75 through 79	7.85%	4.50%	7.45%	4.25%
80 and older	7.95%	4.50%	7.55%	4.25%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.Nationwide Lifetime Income Rider Plus Max and Joint Option for the Nationwide Lifetime Income Rider Plus Max
Roll-up Interest Rate	Roll-up Crediting Period
8.00%	10 Years
	Nationwide Lifetime Income Rider Plus Max's Lifetime Withdrawal Percentages*		Joint Option for the Nationwide Lifetime Income Rider Plus Max's Lifetime Withdrawal Percentages*
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Contract Value Greater Than $0	Once Contract Value Reaches $0	Contract Value Greater Than $0	Once Contract Value Reaches $0
45 through 49	4.40%	3.00%	4.10%	3.00%
50 through 54	4.40%	3.00%	4.10%	3.00%
55 through 59	4.40%	3.00%	4.10%	3.00%
60 through 64	5.65%	3.00%	5.25%	3.00%
65 through 69	8.50%	3.50%	8.10%	3.25%
70 through 74	8.75%	3.50%	8.35%	3.25%
75 through 79	9.00%	3.50%	8.60%	3.25%
80 and older	9.10%	3.50%	8.70%	3.25%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 80.
Nationwide Destination B (2.0) | NationwideLifetimeIncomeRiderPlusCoreMember
Prospectus:
Operation of Benefit [Text Block]	This Rate Sheet Supplement should be read and retained with the prospectus for Nationwide DestinationSM [B] 2.0. This Rate Sheet Supplement replaces and supersedes any previous Rate Sheet Supplement and must be used in conjunction with the prospectus. If you need another copy of the prospectus please contact Nationwide's Service Center at 1-800-848-6331.Nationwide is issuing this Rate Sheet Supplement to provide the current:•Roll-up Interest Rates, Roll-up Crediting Periods, and Lifetime Withdrawal Percentages for the Nationwide Lifetime Income Rider Plus Core and Joint Option for the Nationwide Lifetime Income Rider Plus Core, Nationwide Lifetime Income Rider Plus Accelerated and Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated, and Nationwide Lifetime Income Rider Plus Max and Joint Option for the Nationwide Lifetime Income Rider Plus Max; and•Interest Anniversary Rate for the Combination Enhanced Death Benefit III Option. The Roll-up Interest Rates, Roll-up Crediting Periods, Lifetime Withdrawal Percentages, and the Interest Anniversary Rate provided below apply to applications signed on or after May 1, 2025. It is important that you have the most current Rate Sheet Supplement as of the date you sign the application. This Rate Sheet Supplement has no specified end date and can be superseded at any time. If Nationwide supersedes this Rate Sheet Supplement with a new Rate Sheet Supplement, the new Rate Sheet Supplement will be filed a minimum of 10 business days prior to its effective date.If your application is signed on or after the date shown above, and a new Rate Sheet Supplement is filed with an effective date on or before the date the contract is issued, then based on the optional benefit elected the following will apply:•If the Roll-up Interest Rate increased, then the higher Roll-up Interest Rate in effect on the date the contract is issued will be applied to the contract.•If the applicable Lifetime Withdrawal Percentages increased, then the higher Lifetime Withdrawal Percentages in effect on the date the contract is issued will be applied to the contract.•However, if the Roll-up Interest Rate decreased, or any applicable Lifetime Withdrawal Percentages decreased, then the Roll-up Interest Rate and Lifetime Withdrawal Percentages in effect on the date the application is signed will be applied to the contract.Note: The rate comparison process described above does not include consideration of any change in the Roll-up Crediting Period; for applicable benefits, the Lifetime Withdrawal Percentages that apply once Contract Value reaches $0; or, the Interest Anniversary Rate. Therefore, for example, if both the Roll-up Interest Rate increased and the applicable Lifetime Withdrawal Percentages increased, but the Roll-up Crediting Period decreased, then the higher Roll-up Interest Rate, higher Lifetime Withdrawal Percentages, and shorter Roll-up Crediting Period in effect on the date the contract is issued will be applied to the contract.If your application was signed prior to the date shown above, please refer to your contract for the Roll-up Interest Rate, Roll-up Crediting Period, Lifetime Withdrawal Percentages, and/or the Interest Anniversary Rate that are applicable to your contract, or contact Nationwide's Service Center. All Rate Sheet Supplements are available by contacting the Service Center, and also are available at https://nationwide.onlineprospectus.net/NW/vaproducts/ or on the EDGAR system at www.sec.gov (file number: 333-177439).Nationwide Lifetime Income Rider Plus Core and Joint Option for the Nationwide Lifetime Income Rider Plus Core
Roll-up Interest Rate	Roll-up Crediting Period
8.00%	10 Years
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Nationwide Lifetime Income Rider Plus Core's Lifetime Withdrawal Percentages*	Joint Option for the Nationwide Lifetime Income Rider Plus Core's Lifetime Withdrawal Percentages*
45 through 49	3.55%	3.20%
50 through 54	3.55%	3.20%
55 through 59	3.55%	3.20%
60 through 64	4.75%	4.35%
65 through 69	6.10%	5.70%
70 through 74	6.30%	5.90%
75 through 79	6.50%	6.10%
80 and older	6.65%	6.25%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 80.Nationwide Lifetime Income Rider Plus Accelerated and Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated
Roll-up Interest Rate	Roll-up Crediting Period
8.00%	10 Years
	Nationwide Lifetime Income Rider Plus Accelerated's Lifetime Withdrawal Percentages*		Joint Option for the Nationwide Lifetime Income Rider Plus Accelerated's Lifetime Withdrawal Percentages*
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Contract Value Greater Than $0	Once Contract Value Reaches $0	Contract Value Greater Than $0	Once Contract Value Reaches $0
45 through 49	4.40%	3.00%	4.10%	3.00%
50 through 54	4.40%	3.00%	4.10%	3.00%
55 through 59	4.40%	3.00%	4.10%	3.00%
60 through 64	5.65%	3.00%	5.25%	3.00%
65 through 69	7.50%	4.50%	7.10%	4.25%
70 through 74	7.75%	4.50%	7.35%	4.25%
75 through 79	7.85%	4.50%	7.45%	4.25%
80 and older	7.95%	4.50%	7.55%	4.25%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 81.Nationwide Lifetime Income Rider Plus Max and Joint Option for the Nationwide Lifetime Income Rider Plus Max
Roll-up Interest Rate	Roll-up Crediting Period
8.00%	10 Years
	Nationwide Lifetime Income Rider Plus Max's Lifetime Withdrawal Percentages*		Joint Option for the Nationwide Lifetime Income Rider Plus Max's Lifetime Withdrawal Percentages*
Contract Owner's Age (at the time of the first Lifetime Withdrawal)	Contract Value Greater Than $0	Once Contract Value Reaches $0	Contract Value Greater Than $0	Once Contract Value Reaches $0
45 through 49	4.40%	3.00%	4.10%	3.00%
50 through 54	4.40%	3.00%	4.10%	3.00%
55 through 59	4.40%	3.00%	4.10%	3.00%
60 through 64	5.65%	3.00%	5.25%	3.00%
65 through 69	8.50%	3.50%	8.10%	3.25%
70 through 74	8.75%	3.50%	8.35%	3.25%
75 through 79	9.00%	3.50%	8.60%	3.25%
80 and older	9.10%	3.50%	8.70%	3.25%
*The Lifetime Withdrawal Percentage is determined based on the age of the Contract Owner at the time of the first Lifetime Withdrawal, or if the Joint Option is elected, the age of the younger spouse at the time of the first Lifetime Withdrawal. A Contract Owner will receive the greatest Lifetime Withdrawal Percentage only if he or she does not take a Lifetime Withdrawal prior to age 80.
Nationwide Destination B (2.0) | CombinationEnhancedDeathBenefitIIIOptionMember
Prospectus:
Operation of Benefit [Text Block]	Interest Anniversary Rate for the Combination Enhanced Death Benefit III Option
Interest Anniversary Rate
3%